Investment in Partnership	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Investment in Partnership [Abstract]
Investment in Partnership
Note 15 - Investment in Partnership
On February 1, 2010, Post Foods Canada Corp. received a non-cash equity contribution from its parent in the form of ownership interest in RAH Canada Limited Partnership ("RAH Canada"). The investment was recorded at $58.6 and reflects a 48.15% ownership in the partnership. Another Ralcorp entity holds the remainder of the ownership interests. The earnings of the partnership were derived from interest on loans to the partners.
 Post accounted for its investment in the partnership using the equity method. The amount of Post's net investment that represented undistributed earnings from the partnership was $0.2 for the nine months ended June 30, 2012, and $2.9 for the nine months ended June 30, 2011. The carrying value at September 30, 2011 approximated the market value of Post's investment. This equity investment in RAH Canada did not transfer to Post in the Spin-Off.

Note 18 — Investment in Partnership
On February 1, 2010, Post Foods Canada Corp. received a noncash equity contribution from its parent company in the form of ownership interests in a Canadian partnership named RAH Canada Limited Partnership. The investment was recorded at $58.6 and reflects a 48.15% ownership in the partnership. Another Ralcorp entity holds the remainder of the ownership interests.
The earnings of the partnership are derived from interest on loans to the partners. See Note 12 for information about Post's note payable to the partnership.
Post accounts for its investment in the partnership using the equity method. The amount of Post's net investment that represents undistributed earnings from the partnership was $4.2 and $2.2 as of September 30, 2011 and 2010, respectively. The carrying value approximates the market value of Post's investment.